(Impairments)/reversal of impairments) - Mining assets and goodwill (Details) - ZAR (R) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE			R 9,113	R 38,492	R 1
Right-of-use assets			60
Intangible assets			0	86	0
Goodwill			0	8,435	R 0
Total impairment			9,173	47,013
Stillwater
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE			8,825
Right-of-use assets			0
Intangible assets				0
Goodwill				8,352
Total impairment			8,825	38,900
Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Intangible assets				86
Goodwill				23
Total impairment	R 221	R 221		1,606
Century zinc retreatment operation
Disclosure of impairment loss and reversal of impairment loss [line items]
Intangible assets				0
Goodwill				0
Total impairment				3,689
Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Intangible assets				0
Goodwill				0
Total impairment				1,115
Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Intangible assets				0
Goodwill				0
Total impairment				1,616
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE			288
Right-of-use assets			60
Intangible assets				0
Goodwill				60
Total impairment			R 348	87
Mine development, infrastructure and other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				16,844
Mine development, infrastructure and other | Stillwater
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE	R 1,292	R 7,499		10,222
Mine development, infrastructure and other | Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				1,430
Mine development, infrastructure and other | Century zinc retreatment operation
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				2,434
Mine development, infrastructure and other | Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				1,115
Mine development, infrastructure and other | Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				1,616
Mine development, infrastructure and other | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				27
Land, mineral rights and rehabilitation
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				21,236
Land, mineral rights and rehabilitation | Stillwater
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				20,326
Land, mineral rights and rehabilitation | Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				67
Land, mineral rights and rehabilitation | Century zinc retreatment operation
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				843
Land, mineral rights and rehabilitation | Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				0
Land, mineral rights and rehabilitation | Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				0
Land, mineral rights and rehabilitation | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				0
Exploration and evaluation assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				412
Exploration and evaluation assets | Stillwater
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				0
Exploration and evaluation assets | Sandouville nickel refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				0
Exploration and evaluation assets | Century zinc retreatment operation
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				412
Exploration and evaluation assets | Burnstone
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				0
Exploration and evaluation assets | Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				0
Exploration and evaluation assets | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss, PPE				R 0